UNITED STATES
                             SECURITIES AND EXCHANGE
                                   COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2007

                 CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:

             This Amendment (Check only one.): [ ] is a restatement,
                         [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report: Goodwood Inc.

                               NAME: GOODWOOD INC.
                         212 King Street West, Suite 201
                                   Toronto, ON
                                 CANADA M5H 1K5

                         Form 13F File Number: 028-12036

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:  Curt Cumming
Title: Chief Financial Officer
Phone  (416) 203-2022

SIGNATURE, PLACE, AND DATE OF SIGNING:


       /s/ Curt Cumming          Toronto, Ontario          February 13, 2007
   ------------------------  ------------------------  ------------------------
         [Signature]               [City, State]                [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:




FORM 13F SUMMARY PAGE

              Report Summary:

              Number of Other Included Managers:         0

              Form 13F Information Table Entry Total:    14

              Form 13F Information Table Value Total:    US $275,139 (thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              N/A


                                                      FORM 13F INFORMATION TABLE

-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
                                                                                                                          VOTING
                                                                                                                        AUTHORITY
                     TITLE OF                       VALUE      SHARES OR      SH/        PUT/   INVESTMENT    OTHER     SOLE/SHARED/
  NAME OF ISSUER      CLASS         CUSIP         (X $1000)     PRN AMT       PRN        CALL   DISCRETION   MANAGERS       NONE
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
Agilysys Inc.        Common     00847J105          29,760     1,968,260       SH                  Sole                    1,968,260
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
Authentic Inc.       Common     052660107           2,562       176,339       SH                  Sole                      176,339
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
Career Education
Corp.                Common     141665109           4,108       163,400       SH                  Sole                      163,400
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
Cenveo Inc           Common     15670S105          48,752     2,790,600       SH                  Sole                    2,790,600
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
                     Cl A Sub
CHC Helicopter Corp  Vtg        12541C203          33,793     1,327,800       SH                  Sole                    1,327,800
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
Dollar Financial
Corp                 Common     256664103          14,125       460,235       SH                  Sole                      460,235
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
Domtar Corp.         Common     257559104           4,614       600,000       SH                  Sole                      600,000
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
Elizabeth Arden Inc  Common     28660G106           6,491       318,968       SH                  Sole                      318,968
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
Excel Maritime
Carriers Ltd.        Common     V3267107           11,643       289,700       SH                  Sole                      289,700
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
Gaiam Inc.           Class A    36268Q103          50,245     1,692,900       SH                  Sole                    1,692,900
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
Great Atlantic &
Pacific Tea Inc      Common     390064103          29,920       955,000       SH                  Sole                      955,000
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
Nova Chemicals Corp  Common     66977W109          16,780       517,900       SH                  Sole                      517,900
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
Rite Aid Corp        Common     767754104          10,816     3,876,800       SH                  Sole                    3,876,800
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
Smithfield Foods     Common     832248108          11,530       398,700       SH                  Sole                      398,700
Inc.
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------